Investments	12 Months Ended
Dec. 31, 2015
Investments Schedule [Abstract]
Investments
4.	INVESTMENTS

	2014	2015	2015
	Rmb	Rmb	US$
Trading securities:
Adjusted cost	73,531	67,580	10,433
Unrealized gains	933	4,380	676
Unrealized losses	(43,572)	(43,617)	(6,733)
Exchange differences	(260)	(1,296)	(201)

Total at fair value	30,632	27,047	4,175

Equity securities listed in Hong Kong	11,602	9,892	1,527
Equity securities listed in Singapore	19,030	17,155	2,648

Total	30,632	27,047	4,175

Available-for-sale securities:
Equity securities listed in Hong Kong:
Cost	14,023	14,701	2,270
Impairment recognized in earnings	—	—	—

Adjusted amortized cost	14,023	14,701	2,270
Unrealized gains	5,664	2,853	440
Exchange differences	50	232	36

Total at fair value	19,737	17,786	2,746

As of the end of reporting period, the Company considers the declines in market value of its marketable securities in its investment portfolio not to be other than temporary in nature, therefore no impairment is recorded. Fair values were determined using closing prices of each individual security in the investment portfolio. When evaluating an investment for other-than-temporary impairment, the Company reviews factors such as the length of time and extent to which fair value has been below its cost basis, the financial condition of the issuer and any changes thereto, and the Company’s intent to sell, or whether it is more likely than not it will be required to sell, the investment before recovery of the investment’s cost basis. No impairment loss was recognized for the years presented.